Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Compensation	$4,894	$5,108	$5,562
Pension, postretirement and postemployment benefit costs	473	488	428
Commissions	5,153	5,428	5,909
Volume-related costs	859	842	599
Capitalization of DAC	(4,183)	(4,786)	(5,289)
Amortization of DAC and VOBA	4,132	3,550	4,199
Amortization of negative VOBA	(442)	(579)	(622)
Interest expense on debt	1,216	1,282	1,356
Premium taxes, licenses and fees	801	658	677
Professional services	1,457	1,454	1,664
Rent and related expenses, net of sublease income	361	376	422
Other (1)	2,370	2,781	2,850
Total other expenses	$17,091	$16,602	$17,755

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(1)	See Note 19 for information on the Japan income tax refund included in other expenses for the year ended December 31, 2013.

Restructuring charges
These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2014			2013			2012
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$40	$6	$46	$23	$—	$23	$—	$—	$—
Restructuring charges	83	8	91	99	16	115	141	18	159
Cash payments	(92)	(8)	(100)	(82)	(10)	(92)	(118)	(18)	(136)
Balance at December 31,	$31	$6	$37	$40	$6	$46	$23	$—	$23
Total restructuring charges incurred since inception of initiative	$323	$42	$365	$240	$34	$274	$141	$18	$159